Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
Note 5 – Long-Term Debt

Senior Secured Credit Facility

On October 3, 2011, the Company and DD Energy, Inc., EnerJex Kansas, Inc., Black Sable Energy, LLC and Working Interest, LLC, its subsidiaries (“Borrowers”) entered into an Amended and Restated Credit Agreement with Texas Capital Bank, N.A. (the “Bank”) and other financial institutions and banks that may become a party to the Credit Agreement from time to time. The facilities provided under the Amended and Restated Credit Agreement were used to refinance the Borrowers’ prior outstanding revolving loan facility with the Bank, dated July 3, 2008, and for working capital and general corporate purposes.

At our option, loans under the facility will bear stated interest based on the Base Rate plus Base Rate Margin, or Floating Rate plus Floating Rate Margin (as those terms are defined in the Credit Agreement). The Base Rate will be, for any day, a fluctuating rate per annum equal to the higher of (a) the Federal Funds Rate plus 0.50% and (b) the Bank’s prime rate. The Floating Rate shall mean, at Borrower’s option, a per annum interest rate equal to (i) the Eurodollar Rate plus Eurodollar Margin, or (ii) the Base Rate plus Base Rate Margin (as those terms are defined in the Amended and Restated Credit Agreement). Eurodollar borrowings may be for one, two, three, or nine months, as selected by the Borrowers. The margins for all loans are based on a pricing grid ranging from 0.00% to 0.75% for the Base Rate Margin and 2.25% to 3.00% for the Floating Rate Margin based on the Company’s Borrowing Base Utilization Percentage (as defined in the Amended and Restated Credit Agreement).

On December 15, 2011, we entered into a First Amendment to Amended and Restated Credit Agreement and Second Amended and Restated Promissory Note in the amount of $50,000,000 with the Bank. The Amendment reflected the addition of Rantoul Partners as an additional Borrower and added as additional security for the loans the assets held by Rantoul Partners.

On August 31, 2012, we entered into a Second Amendment to Amended and Restated Credit Agreement with the Bank. The Second Amendment: (i) increased our borrowing base to $7,000,000, (ii) reduced the minimum interest rate to 3.75%, and (ii) added additional new leases as collateral for the loan.

On November 2, 2012, we entered into a Third Amendment to Amended and Restated Credit Agreement with the Bank. The Third Amendment (i) increased our borrowing base to $12,150,000, and (ii) clarified certain continuing covenants and provided a limited waiver of compliance with one of the covenants so clarified for the quarter ended December 31, 2011.

On January 24, 2013, we entered into a Fourth Amendment to Amended and Restated Credit Agreement, which was made effective as of December 31, 2012, with the Bank. The Fourth Amendment reflected the following changes: (i) the Bank consented to the restructuring transactions related to the dissolution of Rantoul Partners, and (ii) the Bank terminated a Limited Guaranty, as defined in the Credit Agreement, executed by Rantoul Partners in favor of the Bank.

On April 16, 2013, the Bank increased our borrowing base to $19.5 million.

On September 30, 2013, we entered into a Fifth Amendment to the Amended and Restated Credit Agreement. The Fifth Amendment reflected the following changes: (i) an expanded principal commitment amount of the Bank to $100,000,000, (ii) an increase in our Borrowing Base to $38,000,000, (iii) the addition of Black Raven Energy, Inc., our wholly-owned subsidiary, to the Credit Agreement as a borrower party, (iv) the addition of certain collateral and security interests in favor of the Bank, and (v) the reduction of our current interest rate to 3.30%.

On November 19, 2013, we entered into a Sixth Amendment to the Amended and Restated Credit Agreement. The Sixth Amendment reflected the following changes: (i) the addition of Iberia Bank as a participant in our credit facility (together with the Bank, the “Banks”), and (ii) a technical correction to our covenant calculations.

On May 22, 2014, we entered into a Seventh Amendment to the Amended and Restated Credit Agreement. The Seventh Amendment reflected the Bank’s consent to our issuance of up to 850,000 shares of our 10% Series A Cumulative Redeemable Perpetual Preferred Stock.

On August 15, 2014, we entered into an Eighth Amendment to the Amended and Restated Credit Agreement. The Eighth Amendment reflected the following changes: (i) the borrowing base was increased from $38 million to $40 million, and (ii) the maturity of the facility was extended by three years to October 3, 2018.

On April 29, 2015, we entered into a Ninth Amendment to the Amended and Restated Credit Agreement. In the Ninth Amendment, the Banks (i) re-determined the Borrowing Base based upon our recent Reserve Report dated January 1, 2015, (ii) imposed affirmative obligations on the Company to use a portion of proceeds received with regard to future sales of securities or certain assets to repay the loan, (iii) consented to non-compliance by the Company with certain terms of the Credit Agreement, (iv) waived certain provisions of the Credit Agreement, and (v) agreed to certain other amendments to the Credit Agreement.

On May 1, 2015, the Borrowers and the Banks entered into a Letter Agreement to clarify that up to $1,000,000 in proceeds from any potential future securities offering will be unencumbered by the Banks’ liens as described in the Credit Agreement through November 1, 2015, and that, until November 1, 2015, such proceeds would not be subject to certain provisions in the Credit Agreement prohibiting the Company from declaring and paying dividends that may be due and payable to holders of securities issued in such potential offerings or issued prior to the Letter Agreement.

On August 12, 2015, we entered into a Tenth Amendment to the Amended and Restated Credit Agreement. The Tenth Amendment reflected the following changes, it: (i) allowed the Company to sell certain oil assets in Kansas, (ii) allowed for approximately $1,300,000 of the proceeds from the sale to be reinvested in Company owned oil and gas projects, and (iii) provided that not less than $1,500,000 from the proceeds of the sale would be applied to outstanding loan balances.

On November 13, 2015, the Company entered into an Eleventh Amendment to the Amended and Restated Credit Agreement. The Eleventh Amendment reflected the following changes: (i) waived certain provisions of the Credit Agreement, (ii) suspended certain hedging requirements, and (iii) amended other provisions of the Credit Agreement.

On April 1, 2016, the Company informed the Banks that it would cease making the mandatory monthly borrowing base reduction payments and did not make the required April 1, 2016 payment. The Company made its mandatory quarterly interest payment on April 6, 2016 and on April 7, 2016 entered into a Forbearance Agreement whereby the Banks agreed to not exercise remedies and rights afforded it under the Amended and Restated Credit Agreement for thirty days. On May 31, 2016, the Company and the Banks amended the Forbearance Agreement to extend the forbearance period to August 31, 2016. On July 29, 2016, the Company and the Banks entered into a Third Forbearance Agreement which extended the forbearance period to October 1, 2016. Upon the expiration of the Third Forbearance agreement, the Company did not enter into a fourth Forbearance Agreement. Also, at that time the Company discontinued payment of interest on its outstanding loan obligations with the Banks.

On February 10, 2017, the Company and the other Sellers entered into and completed the transactions contemplated by the LSA, described in greater detail in “Part I” – “Item 1 Financial Statements” of this report above under “Note 2 – Going Concern” – “Financing Transactions”.

Below is a table showing the reconciliation of the gain on LSA as set forth on the statement of operations for the nine months ended September 30, 2017:

Forgiveness of existing secured loan	$17,925,000
Forgiveness of accrued interest	1,306,801
Issuance of secured promissory note	(4,500,000)
Transfer of oil and gas properties	(1,902,726)
Transfer of gas gathering system	(1,772,588)
Transfer of shares of Oakridge Energy, Inc.	(210,990)
Transfer of ARO liability	1,814,407
Transfer of other assets	(1,159,780)
Gain on LSA	$11,500,124

To evidence the Company’s remaining $4,500,000 of indebtedness to PWCM Investment Company IC LLC (“PWCM”), RES Investment Group, LLC (“ RES”), Round Rock Development Partners, LP (“Round Rock”), and Cibolo Holdings, LLC (“ Cibolo Holdings,” and together with PWCM, RES and Round Rock, “Successor Lenders”), the Company’s subsidiaries (except Kansas Holdings, LLC) entered into a Second Amended and Restated Credit Agreement with Cortland Capital Market Services LLC, as Administrative Agent, and the other financial institutions and banks parties thereto (the “New Credit Agreement”), and a related Amended and Restated Note (the “New Note”), in the amount of $3.3 million as described above under “Note 2 – Going Concern” – “Financing Transactions”.

Our subsidiaries’ obligations under the credit agreement and note are non-recourse and are secured by a first-priority lien in the Company’s and the subsidiaries’ oil properties and assets located in Kansas. The Company was removed as a borrower under the Credit Agreement, but entered into a Guaranty of Recourse Carveouts, pursuant to which the Company guarantees the Subsidiaries’ payment of certain fees and expenses due under the Credit Agreement, and may be liable for certain conduct, such as fraud, bad faith, gross negligence, and waste of the Kansas oil properties or assets.

As of September 30, 2017, the principal balance of $105,806 along with accrued interest remained due under the promissory note with Pass Creek Resources LLC.

Note 5 - Long-Term Debt

Senior Secured Credit Facility

On October 3, 2011, the Company, DD Energy, Inc., EnerJex Kansas, Inc., Black Sable Energy, LLC and Working Interest, LLC (“Borrowers”) entered into an Amended and Restated Credit Agreement with Texas Capital Bank, and other financial institutions and banks that may become a party to the Credit Agreement from time to time. The facilities provided under the Amended and Restated Credit Agreement are to be used to refinance Borrowers prior outstanding revolving loan facility with Bank, dated July 3, 2008, and for working capital and general corporate purposes.

At our option, loans under the facility bear stated interest based on the Base Rate plus Base Rate Margin, or Floating Rate plus Floating Rate Margin (as those terms are defined in the Credit Agreement). The Base Rate will be, for any day, a fluctuating rate per annum equal to the higher of (a) the Federal Funds Rate plus 0.50% and (b) the Bank’s prime rate. The Floating Rate shall mean, at Borrower’s option, a per annum interest rate equal to (i) the Eurodollar Rate plus Eurodollar Margin, or (ii) the Base Rate plus Base Rate Margin (as those terms are defined in the Amended and Restated Credit Agreement). Eurodollar borrowings may be for one, two, three, or six months, as selected by the Borrowers. The margins for all loans are based on a pricing grid ranging from 0.00% to 0.75% for the Base Rate Margin and 2.25% to 3.00% for the Floating Rate Margin based on the Company’s Borrowing Base Utilization Percentage (as defined in the Amended and Restated Credit Agreement).

We entered into a First Amendment to Amended and Restated Credit Agreement and Second Amended and Restated Promissory Note in the amount of $50,000,000 with Texas Capital Bank, which closed on December 15, 2011. The Amendment reflects the addition of Rantoul Partners, as an additional Borrower and adds as additional security for the loans the assets held by Rantoul Partners.

On August 31, 2012, we entered into a Second Amendment to Amended and Restated Credit Agreement with Texas Capital Bank. The Second Amendment: (i) increased the borrowing base to $7,000,000 (ii) reduced the minimum interest rate to 3.75% and (iii) added additional new leases as collateral for the loan.

On November 2, 2012, we entered into a Third Amendment to Amended and Restated Credit Agreement with Texas Capital Bank. The Third Amendment (i) increased the borrowing base to $12,150,000 and (ii) clarified certain continuing covenants and provided a limited waiver of compliance with one of the covenants so clarified for the fiscal quarter ended December 31, 2011.

On January 24, 2013, we entered into a Fourth Amendment to Amended and Restated Credit Agreement, which was made effective as of December 31, 2012 with Texas Capital Bank.  The Fourth Amendment reflects the following changes: (i) the Bank consented to the restructuring transactions related to the dissolution of Rantoul Partners, and (ii) the Bank terminated a Limited Guaranty, as defined in the Credit Agreement, executed by Rantoul Partners in favor of the Bank

On April 16, 2013, the Bank increased our borrowing base to $19.5 million.

On September 30, 2013, the Company entered into a Fifth Amendment to the Amended and Restated Credit Agreement.   The Fifth Amendment reflects the following changes:  (i) an expanded principal commitment amount of the Bank to $100,000,000; (ii) increased the Borrowing Base to $38,000,000; (iii) added Black Raven Energy, Inc. to the Credit Agreement as borrower parties; (iv) added certain collateral and security interests in favor of the Bank; and (v) reduced the Company’s current interest rate to 3.30%.

On November 19, 2013, we entered into a Sixth Amendment to the Amended and Restated Credit Agreement. The Sixth Amendment reflects the following changes: (i) the addition of Iberia Bank as a participant in our credit facility, and (ii) a technical correction to our covenant calculations.

On May 22, 2014, we entered into a Seventh Amendment to the Amended and Restated Credit Agreement. The Seventh Amendment reflects the Bank’s consent to our issuance of up to 850,000 shares of our 10% Series A Cumulative Redeemable Perpetual Preferred Stock.

On August 15, 2014 we entered into an Eighth Amendment to the Amended and Restated Credit Agreement. The Eighth Amendment reflects the following changes: (i) the borrowing base was increased from $38 million to $40 million, and (ii) the maturity of the facility was extended by three years to October 3, 2018.

On April 29, 2015, we entered into a Ninth Amendment to the Amended and Restated Credit Agreement. In the Ninth Amendment, the Banks (i) re-determined the Borrowing Base based upon the recent Reserve Report dated January 1, 2015, (ii) imposed affirmative obligations on the Company to use a portion of proceeds received with regard to future sales of securities or certain assets to repay the loan, (iii) consented to non-compliance by the Company with certain terms of the Credit Agreement, (iv) waived certain provisions of the Credit Agreement, and (v) agreed to certain other amendments to the Credit Agreement.

On May 1, 2015, the Borrowers and the Banks entered into a Letter Agreement to clarify that up to $1,000,000 in proceeds from any potential future securities offering will be unencumbered by the Banks’ Liens as described in the Credit Agreement through November 1, 2015, and that, until November 1, 2015, such proceeds shall not be subject to certain provisions in the Credit Agreement prohibiting the Company from declaring and paying dividends that may be due and payable to holders of securities issued in such potential offerings or issued prior to the Letter Agreement.

On August 12, 2015, we entered into a Tenth Amendment to the Amended and Restated Credit Agreement. The Tenth Amendment reflects the following changes: (i) allow the Company to sell certain oil assets in Kansas, (ii) allow for approximately $1,300,000 of the proceeds from the sale to be reinvested in Company owned oil and gas projects and (iii) apply not less than $1,500,000 from the proceed of the sale to outstanding loan balances.

On November 13, 2015, the Company entered into a Eleventh Amendment to the Amended and Restated Credit Agreement. The Eleventh Amendment reflects the following changes: (i) waived certain provisions of the Credit Agreement, (ii) suspend certain hedging requirements, and (iii) to make certain other amendments to the Credit Agreement.

On April 1, 2016 the Company informed the Bank that it would cease making the mandatory monthly borrowing base reduction payments and did not make the required April 1, 2016 payment. The Company made its mandatory quarterly interest payment on April 6, 2016 and on April 7, 2016 entered into a Forbearance Agreement whereby the Bank agreed to not exercise remedies and rights afforded it under the Amended and Restated Credit Agreement for thirty days. On May 31, 2016, the Company and the Bank amended the Forbearance Agreement to extend the forbearance period to August 31, 2016. On July 29, 2016, the Company and the Bank entered into a Third Forbearance Agreement which extended the forbearance period to October 1, 2016. Upon the expiration of the Third Forbearance agreement, the Company did not enter into a fourth Forbearance Agreement. Also, at that time the Company discontinued payment of interest on its outstanding loan obligations with the Bank.

On February 10, 2017, Borrowers, TCB and IberiaBank (collectively, "Sellers"), and PWCM Investment Company IC LLC, and certain financial institutions (collectively, "Buyers") entered into that certain Loan Sale Agreement ("LSA"), pursuant to which Seller sold to Buyers, and Buyers purchased from Sellers, all of Sellers' right, title and interest in, to and under the Credit Agreement and Loan Documents, in exchange for (i) a cash payment of $5,000,000 (the "Cash Purchase Price"), (ii) a Synthetic Equity Interest equal to 10% of the Proceeds, after Buyer's realization of 150% return on the Cash Purchase Price within five (5) years of the Closing Date, with payment being distributed 65.78947368% to TCB and 34.21052632% to IberiaBank, and (iii) at any time prior to the five (5) years of February 10, 2017, Buyer may acquire the interest in clause (ii) above. In connection with the LSA, Borrowers release Sellers and its successors as holders of the rights under the Credit Agreement and Loan Documents, including Buyers, from any and all claims under the Credit Agreement and Loan Documents.

On February 10, 2017, the Company, TCB and IberiaBank (collectively, "Sellers"), and PWCM Investment Company IC LLC, and certain financial institutions (collectively, "Buyers") entered into a Loan Sale Agreement ("LSA"), pursuant to which Seller sold to Buyers, and Buyers purchased from Sellers, all of Sellers' right, title and interest in, to and under the Credit Agreement and Loan Documents, in exchange for (i) a cash payment of $5,000,000 (the "Cash Purchase Price"), (ii) a Synthetic Equity Interest equal to 10% of the Proceeds, after Buyer's realization of 150% return on the Cash Purchase Price within five (5)  years of the Closing Date, with payment being distributed 65.78947368% to TCB and 34.21052632% to IberiaBank, and (iii) at any time prior to February 10, 2022, Buyer may acquire the interest in clause (ii) above. In connection with the LSA, the Company release Sellers and its successors as holders of the rights under the Credit Agreement and Loan Documents, including Buyers, from any and all claims under the Credit Agreement and Loan Documents.

Also on February 10, 2017, the Company and its subsidiaries, and successor lender entered into a binding letter agreement dated February 10, 2017, which was subsequently amended on March 30, 2017 (as amended, the “letter agreement”) pursuant to which:

1.
the successor lender would agree to forgive our existing secured loan in the approximate principal amount of $17,295,000, and in exchange enter into a secured promissory note (which we refer to as the "restated secured note") in the original principal amount of $4,500,000.

2.	we would:

a.	convey our oil and gas properties and associated performance and surety bonds in Colorado, Texas, and Nebraska, and

b.	all of our shares of Oakridge Energy, Inc. (together, the "conveyed oil and gas assets"); and

c.	retain our assets in Kansas and continue as a going concern. The Kansas assets currently provide most of our current operating revenue.

The restated secured note shall:

a.	be secured by a first-priority lien in the Company’s oil and gas producing assets situated in the State of Kansas,

b.	evidence accrued interest on the $4,500,000 principal balance at a rate of 16% per annum,

c.	bear interest from and after May 1, 2017, at a rate of 16.0% per annum,

d.	be pre-payable in full at a discount at any time during the term of the restated secured note upon EnerJex's paying $3,300,000 to successor lender, and

e.	mature and be due and payable in full on November 1, 2017.

We will have 2 options to extend the maturity date of the restated secured note by 90 days each upon payment of an extension fee of $100,000, which shall be applied against the principal balance of the note.

So long as we repay the $3,300,000 in indebtedness on or prior to the maturity date, as extended, all other amounts payable under the restated secured note shall be forgiven.

The Closing is expected to occur on or before May 1, 2017 (the February 10, 2017 letter agreement provided for a Closing on or before April 30, 2017. This was amended to May 1, 2017 in the amendment).